COMMITMENTS AND CONTINGENCIES - Contractual Obligations and Commercial Commitments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments And Contingencies Disclosure [Abstract]
Outstanding letters of credit	$ 12,500
Outstanding purchase commitments, including agreements that are non-cancelable	400
Uncertain Tax Positions
Gross unrecognized tax benefits	3,244	$ 3,404	$ 15,507	$ 17,496
Unrecognized tax benefits that would impact the annual effective tax rate if recognized	541	541	$ 540
Unrecognized tax benefits if recognized, would impact certain deferred tax assets	$ 2,700	$ 2,700